Consolidated principles and methods (Details)	6 Months Ended
	Jun. 30, 2021 subsidiary	Jun. 30, 2020
Significant Accounting Policies [Abstract]
Number of subsidiaries	5
Closing foreign exchange rate	1.1884	1.1198
Average foreign exchange rate	1.2053	1.1015
Royalties agreement, period	6 years